INTANGIBLE ASSETS, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 128,236	¥ 20,107,396	¥ 32,177,754
Impairment loss		¥ 0	¥ 0